ORGANIZATION AND BASIS OF PRESENTATION - Schedule of Goodwill (Details) - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Goodwill [Line Items]
Goodwill	$ 1,811	$ 1,811	$ 1,811
First Energy [Member]
Goodwill [Line Items]
Goodwill	5,618	5,618	5,618
Operating Segments | First Energy [Member]
Goodwill [Line Items]
Goodwill	5,618	5,618	5,618
Distribution Segment | Operating Segments | First Energy [Member]
Goodwill [Line Items]
Goodwill	$ 3,222	3,222	$ 3,222
Integrated Segment | Operating Segments | First Energy [Member]
Goodwill [Line Items]
Goodwill		1,953
Stand-Alone Transmission Segment [Member] | First Energy [Member]
Goodwill [Line Items]
Goodwill		$ 443